UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:
St Clair Funds, Inc.

480 Pierce Street

Birmingham, MI 48009





2.	The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):



[ X ]


3.	Investment Company Act File Number:
811-4038


	Securities Act File Number:
2-91373



4(a). Last day of fiscal year for which this Form is filed:

05/16/2003


4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer?s fiscal year). (See
Instruction A.2)



4(c). [ ]Check box if this is the last time the issuer will be filing this Form.



5.	Calculation of registration fee:


(i)	Aggregate sale price of securities sold during the fiscal year pursuant to Section 24(f):
$1,003,987,773




(ii)	Aggregate price of securities redeemed or repurchased
during the fiscal year:
$988,279,875



(iii)	Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October
11, 1995 that were not previously used to reduce registration fees payable to the Commission:



$0


(iv)	Total available redemption credits [add Items 5(ii) and
5(iii)]:
$988,279,875


(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:
$15,707,898



(vi)	Redemption credits available for use in future years -- if
Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
Item 5(i)]:








(vii)	Multiplier for determining registration fee (See Instruction
C.9):

x 0.0000809



(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter ?0? if no fee is due):

=$1,271

=


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:  0.  If there is a number of shares or other units that were registered pursuant to Rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  0.


7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer?s fiscal year (see Instruction D):



+$0


8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $1,271








9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



August 13, 2003
Method of Delivery:

[X] Wire Transfer

[   ] Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*:
/s/

David Rumph, Assistant Treasurer


Date:
August 12, 2003



*Please print the name and title of the signing officer below the signature.

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